Share-based payments - Summary of Share Based Payments Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments	$ 6,989	$ 11,218
Employee stock option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments	3,392	6,736
Restricted Shares Without Performance Criteria [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments	1,425	2,716
Restricted Shares With Performance Criteria [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments	175	0
Deferred share units plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments	(277)	(1,023)
Performance share unit [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments	$ 2,274	$ 2,789